S000005599 [Member] Performance Management - Wilmington New York Municipal Bond Fund	Apr. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class I Shares, and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The table also shows the Standard & Poor’s Intermediate Municipal Bond Index and the Standard & Poor’s Intermediate Term New York AMT-Free Municipal Bond Index, which are additional indices with characteristics relevant to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.wilmingtonfunds.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class I Shares, and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns – Class I Shares Performance Over 10 Years
Bar Chart Closing [Text Block]

Best Quarter 6.30% 12/31/2023 Worst Quarter (5.76)% 3/31/2022
The Fund’s Class I Shares total return for the six-month period from January 1, 2026 to June 30, 2026 was 0.89%. For Class A Shares, the average annual total returns in the table below include the maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares.

Performance Table Heading	Average Annual Total Returns (For the periods ended December 31, 2025)
Performance Table Does Reflect Sales Loads	For Class A Shares, the average annual total returns in the table below include the maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares.
Performance Table Uses Highest Federal Rate	When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations.
Performance Table Not Relevant to Tax Deferred	Please note that after-tax returns are not relevant for a shareholder who holds Fund shares in a tax-advantaged account, such as an individual retirement account or a 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	After-tax returns depend on your tax situation and may differ from those shown in the preceding table.
Performance Availability Website Address [Text]	www.wilmingtonfunds.com
Class I
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	total return
Bar Chart, Year to Date Return	0.89%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	6.30%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(5.76%)
Lowest Quarterly Return, Date	Mar. 31, 2022